SHARE CAPITAL (Narrative) (Details)			1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 08, 2020 CAD ($) $ / shares shares	Jul. 14, 2017 CAD ($) shares	Feb. 27, 2019 $ / shares	Jan. 31, 2018 CAD ($) Debenture	Dec. 18, 2017 CAD ($) $ / shares shares	Oct. 23, 2017 CAD ($) shares	May 31, 2020 CAD ($) $ / shares shares	Feb. 29, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 CAD ($) Share $ / shares shares	Aug. 31, 2019 CAD ($) Share shares $ / shares	Apr. 22, 2020 CAD ($)	Dec. 04, 2019 CAD ($)	Aug. 31, 2018 $ / shares shares
Number of shares issued | shares									194,511,061	156,196,347
Number of shares outstanding | shares									194,511,061	156,196,347			125,207,938
Issued capital									$ 420,673,000	$ 318,125,000
Number of common shares issued | shares						50,000
Gross proceeds from equity issued									99,997,000
Legal and professional fees									$ 5,367,000	$ 4,636,000
Share options exercised during period | Share									879,240	2,167,864
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares									$ 1.21	$ 1.92
Increase (decrease) through exercise of options, equity									$ 1,069,000	$ 4,170,000
Share issue related cost									$ 3,754,000
Number of warrants exercised | shares										7,739,205
Average exercise price of warrants exercised during period | $ / shares										$ 4.00
Warrants expired during period | Share										347,432
Number of convertible debentures sold | Debenture				115,000
Price per convertible debenture issued				$ 1,000
Proceeds from issuance of convertible debentures				115,000,000
Deferred tax related to convertible debenture				4,902,000
Issue cost of convertible debenture				7,155,000
Convertible debenture issue costs charged to debenture liability				6,094,000
Conversion of debentures (shares) | shares										20,845,372
Conversion of debentures price per share | $ / shares										$ 5.42
Conversion of debentures										$ 100,919,000
Increase (decrease) through exercise of warrants, equity										$ 30,976,000
Exercise price of share options outstanding | $ / shares									$ 4.06	$ 4.23			$ 2.10
Weighted average remaining life (years)									7 years 6 months
Share-based compensation									$ 7,796,000	$ 14,894,000
Fair value of options granted during period									3,743,000	13,848,000
Share Capital [Member]
Increase (decrease) through exercise of options, equity									1,786,000	6,588,000
Conversion of debentures										112,166,000
Increase (decrease) through exercise of warrants, equity										39,257,000
Reserve for options and warrants [Member]
Increase (decrease) through exercise of options, equity									$ (717,000)	(2,418,000)
Increase through convertible debenture financing				12,003,000
Deferred tax related to convertible debenture				305,000
Issue cost of convertible debenture				$ 756,000
Conversion of debentures										(11,247,000)
Increase (decrease) through exercise of warrants, equity										$ (8,281,000)
Advisory services agreement [Member] | Cannabis consultant [Member]
Issued capital						$ 144,000
Number of common shares issued | shares		125,000				20,000				41,000
Share based payment cumulative expense		$ 539,000
Number of other equity instruments granted in share-based payment arrangement | Share										105,000
December 2019 ATM Program [Member]
Number of common shares issued | shares								16,201,183
Gross proceeds from equity issued								$ 54,966,000
Weighted average price | $ / shares								$ 3.39
Net proceeds from issue of shares								$ 52,885,000
Agents' commissions								1,100,000
Regulatory fees								12,000
Legal and professional fees								$ 969,000
April 2020 ATM Program [Member]
Number of common shares issued | shares	7,044,951						14,035,278		21,080,229
Gross proceeds from equity issued	$ 17,915,000						$ 31,069,000		$ 48,785,000
Weighted average price | $ / shares	$ 2.54						$ 2.21		$ 2.31
Net proceeds from issue of shares									$ 47,112,000
Agents' commissions									975,000
Regulatory fees									1,000
Legal and professional fees									$ 697,000
Restricted Stock Units [Member]
Number of other equity instruments granted in share-based payment arrangement | Share									265,258	879,635
Share-based compensation									$ 1,576,000	$ 3,475,000
Estimated fair value of the equity settled RSUs granted during period									$ 1,037,000	$ 4,543,000
Restricted Stock Units [Member] | Advisory services agreement [Member] | Cannabis consultant [Member]
Number of other equity instruments granted in share-based payment arrangement | Share										84,000
Equity Financing [Member]
Equity financing (shares) | shares					16,428,572
Units issued in period, price per unit | $ / shares					$ 3.50
Warrants granted during period, weighted average exercise price | $ / shares					$ 4.00
Share issue related cost					$ 3,678,000
Equity Financing [Member] | Share Capital [Member]
Equity financing					48,711,000
Share issue related cost					3,116,000
Equity Financing [Member] | Reserve for options and warrants [Member]
Equity financing					8,789,000
Share issue related cost					$ 562,000
Performance share units ("PSUs") [Member]
Number of other equity instruments granted in share-based payment arrangement | Share									142,187
Share-based compensation									$ 272,000
Estimated fair value of the equity settled PSUs granted during period									305,000
Stock Option Plan [Member]
Share-based compensation									$ 6,127,000	$ 10,036,000
Convertible Debentures [Member]
Threshold limit of daily volume weighted average trading price of common shares | $ / shares			$ 7.05
Bottom of range [Member]
Exercise price of share options outstanding | $ / shares									$ 0.30
Top of range [Member]
Exercise price of share options outstanding | $ / shares									$ 11.27
Top of range [Member] | December 2019 ATM Program [Member]
Issued capital												$ 55,000,000
Top of range [Member] | April 2020 ATM Program [Member]
Issued capital											$ 49,000,000